The Wachovia Funds

Class Y Shares

Wachovia Equity Fund	Wachovia Balanced Fund
Wachovia Quantitative Equity Fund	Wachovia Blue Chip Value Fund
Wachovia Growth & Income Fund	Wachovia New Horizons Fund
Wachovia Equity Index Fund	Wachovia International Equity Fund
Wachovia Special Values Fund	Wachovia Fixed Income Fund
Wachovia Emerging Markets Fund	Wachovia Intermediate Fixed Income Fund
Wachovia Personal Equity Fund	Wachovia Short-Term Fixed Income Fund

The Wachovia Municipal Funds

Class Y Shares

Wachovia Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund

Supplement to the Combined Prospectus dated January 31, 2001

Under the section entitled, "WHAT ARE THE FUNDS' FEES AND EXPENSES?" please delete the corresponding Fee Table and Example and replace them with the following:

What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay when you buy and hold shares of the Funds' Class Y Shares.

Shareholder Fees Fees Paid Directly From Your Investment	Equity Fund		Quantitative Equity Fund	Growth & Income Fund	Equity Index Fund	Special Values Fund	Emerging Markets Fund	Personal Equity Fund	Balanced Fund	Blue Chip Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None	None	None	None	None	None	None	None
Exchange Fee	None		None	None	None	None	None	None	None	None

Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%		0.70%	0.70%	0.30%	0.80%	1.00%	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	None		None	None	None	None	None	None	None	None
Shareholder Services Fee	None		None	None	None	None	None	None	None	None
Other Expenses	0.13%		0.11%	0.12%	0.11%	0.16%	0.27%	0.11%	0.11%	0.57%
Total Annual Class Y Shares Operating Expenses (Before Waiver)[1]	0.83%		0.81%	0.82%	0.41%	0.96%	1.27%	0.81%	0.81%	1.27%
Waiver of Fund Expenses	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.05%	0.43%
Total Annual Fund Operating Expenses (After Waiver)	0.83%		0.81%	0.82%	0.41%	0.96%	1.27%	0.81%	0.76%	0.84%

Shareholder Fees Fees Paid Directly From Your Investment	New Horizons Fund		International Equity Fund	Fixed Income Fund	Intermediate Fixed Income Fund	Short-Term Fixed Income Fund	Georgia Municipal Bond Fund	North Carolina Municipal Bond Fund	South Carolina Municipal Bond Fund	Virginia Municipal Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None	None	None	None	None	None	None	None
Exchange Fee	None		None	None	None	None	None	None	None	None
		CLASS="FM-Text-P-N-0">
Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%		1.00%	0.60%	0.60%	0.55%	0.75%	0.75%	0.75%	0.74%
Distribution (12b-1) Fee	None		None	None	None	None	None	None	None	None
Shareholder Services Fee	None		None	None	None	None	None	None	None	None
Other Expenses	0.57%		0.63%	0.11%	0.15%	0.25%	0.17%	0.11%	0.12%	0.16%
Total Annual Class Y Shares Operating Expenses (Before Waiver)[1]	1.27%		1.63%	0.71%	0.75%	0.80%	0.92%	0.86%	0.87%	0.90%
Waiver of Fund Expenses	0.43%		0.00%	0.00%	0.01%	0.17%	0.32%	0.26%	0.29%	0.30%
Total Annual Fund Operating Expenses (After Waiver)	0.84%		1.63%	0.71%	0.74%	0.63%	0.60%	0.60%	0.58%	0.60%
1 Pursuant to an agreement between the Adviser and The Wachovia Funds and The Wachovia Municipal Funds (collectively, the Trusts), the Adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

Example

The following Example is intended to help you compare the cost of investing in each Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Fund	$85	$265	$460	$1,025
Quantitative Equity Fund	$83	$259	$450	$1,002
Growth & Income Fund	$84	$262	$455	$1,014
Equity Index Fund	$42	$132	$230	$518
Special Values Fund	$98	$306	$531	$1,178
Emerging Markets Fund	$129	$403	$697	$1,545
Personal Equity Fund	$83	$259	$450	$1,002
Balanced Fund	$78	$243	$422	$942
Blue Chip Value Fund	$86	$268	N/A	N/A
New Horizons Fund	$86	$268	N/A	N/A
International Equity Fund	$166	$514	N/A	N/A
Fixed Income Fund	$73	$227	$395	$883
Intermediate Fixed Income Fund	$76	$237	$411	$918
Short-Term Fixed Income Fund	$64	$202	$351	$786
Georgia Municipal Bond Fund	$61	$192	$335	$750
North Carolina Municipal Bond Fund	$61	$192	$335	$750
South Carolina Municipal Bond Fund	$59	$186	$324	$726
Virginia Municipal Bond Fund	$61	$192	$335	$750

Cusip 929901759 Cusip 929901478
Cusip 929901700 Cusip 929901528
Cusip 929901668 Cusip 929901247
Cusip 929901775 Cusip 929901817
Cusip 929901858 Cusip 929901643
Cusip 929901502 Cusip 929901874
Cusip 929901619 Cusip 929902302
Cusip 929901726 Cusip 929902609
Cusip 929902203 Cusip 929902807

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